Regulatory Matters	12 Months Ended
Dec. 31, 2012
Regulatory Matters [Abstract]
Regulatory Matters

   Note 11 - Regulatory Matters

The Bank is subject to various regulatory capital requirements administered by the federal banking agencies.  Failure to meet minimum capital requirements can initiate certain mandatory, and possibly additional discretionary, actions by regulators that, if undertaken, could have a direct material effect on the Bank.  Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of the Bank’s assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices. The Bank’s capital amounts and classifications are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors. The Holding Company’s capital adequacy guidelines are not materially different than the capital adequacy guidelines for the Bank.

Quantitative measures, established by regulation to ensure capital adequacy, require the Bank to maintain minimum amounts and ratios of Total and Tier 1 capital (as defined in the regulations), to risk-weighted assets, (as defined), and of Tier 1 capital to average assets (as defined).  The following table presents information as to the Bank’s capital levels.

Note 11 - Regulatory Matters (Continued)

Actual		For Capital Adequacy Purposes		To be Well Capitalized under Prompt Corrective Action Provisions
Amount	Ratio	Amount	Ratio	Amount	Ratio
(Dollars in Thousands)

As of December 31, 2012:
Total capital (to risk-weighted assets)	$ 105,233	14.03%	$ 59,991	≥8.00%	$ 74,988	≥10.00%
Tier 1 capital (to risk-weighted assets)	95,845	12.78	29,995	4.00	44,993	≥ 6.00
Tier 1 capital (to average assets)	95,845	8.38	45,741	≥4.00	57,177	≥ 5.00

As of December 31, 2011:
Total capital (to risk-weighted assets)	$ 112,802	16.42%	$ 54,960	≥8.00%	$ 68,699	≥10.00%
Tier 1 capital (to risk-weighted assets)	105,376	15.34	27,480	4.00	41,219	≥ 6.00
Tier 1 capital (to average assets)	105,376	8.66	48,646	≥4.00	60,808	≥ 5.00

As of December 31, 2012 and 2011, the most recent notification from the Bank’s regulators categorized the Bank as “well capitalized” under the regulatory framework for prompt corrective action. There are no conditions or events occurring since that notification that management believes have changed the Bank’s category.